Combination with Flutter Entertainment PLC (Details) - shares	Sep. 30, 2020	Apr. 24, 2018
Disclosure of detailed information about business combination [line items]
Percentage of equity interests acquired		100.00%
Forecast | Flutter Acquisition
Disclosure of detailed information about business combination [line items]
Shares of flutter in exchange for company common shares	0.2253
Percentage of equity interests acquired	54.64%
Percentage Of Voting Interest Acquired By Shareholders	45.36%